Commitments and Contingencies (Details)															1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 26, 2023	May 01, 2023 USD ($) shares	Mar. 15, 2023	May 14, 2021 USD ($)	Apr. 14, 2021	Apr. 14, 2021	Apr. 13, 2020	Apr. 13, 2020	Feb. 11, 2020 USD ($)	Jun. 21, 2019 USD ($)	Jun. 21, 2019 USD ($)	Jan. 01, 2019 USD ($)	Sep. 12, 2018 USD ($)	Sep. 12, 2018 USD ($)	Apr. 30, 2020	Jan. 31, 2019 USD ($)	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Sep. 19, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jul. 05, 2022 USD ($)	Jul. 26, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Damage value									$ 2,861,401.66				$ 761,401.66	$ 761,401.66		$ 2,100,000
Unpaid wages											$ 30,429
Payment amount																						$ 67,125.83
Award grants (in Shares) | shares																	585,000
EDI International, PC [Member]
Commitments and Contingencies (Details) [Line Items]
Unpaid wages										$ 30,428.71
Employment Agreement Paul Gavin [Member]
Commitments and Contingencies (Details) [Line Items]
Description of commitments															provide for an annual base salary of $400,000, provide for a performance bonus structure for a bonus of up to 50% of base salary upon the Company’s achievement of $2,000,000 EBITDA and additional performance bonus payments for the achievement of EBITDA in excess of $2,000,000 based on a percentage of the incremental increase in EBITDA (ranging from 10% of the incremental increase in EBITDA if the Company achieves over $2,000,000 and up to $7,000,000 in EBITDA, 8% of the incremental increase in EBITDA if the Company achieves over $7,000,000 and up to $12,000,000 in EBITDA and 3% of the incremental increase in EBITDA over $12,000,000), provide for a profits-based additional bonus of up to $250,000 in certain limited circumstances, and provide for one (1) year severance, plus a pro-rated amount of any unpaid bonus earned by him during the year as verified by the Company’s principal financial officer, if Mr. Galvin is terminated without cause. At the Company’s option, up to fifty (50%) percent of the EBITDA performance bonuses may be paid in restricted stock units if then available for grant under the Company’s Stock Incentive Plan. All other terms of the employment agreement remain in full force and effect.
Payment of base annual salary																					$ 500,000
Employment Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Description of commitments															provide for an annual base salary of $400,000 provide for a performance bonus structure for a bonus of up to 50% of base salary upon the Company’s achievement of $2,000,000 EBITDA and additional performance bonus payments for the achievement of EBITDA in excess of $2,000,000 based on a percentage of the incremental increase in EBITDA (ranging from 10% of the incremental increase in EBITDA if the Company achieves over $2,000,000 and up to $7,000,000 in EBITDA, 8% of the incremental increase in EBITDA if the Company achieves over $7,000,000 and up to $12,000,000 in EBITDA and 3% of the incremental increase in EBITDA over $12,000,000), provide for a profits-based additional bonus of up to $250,000 in certain limited circumstances, and provide for one (1) year severance, plus a pro-rated amount of any unpaid bonus earned by him during the year as verified by the Company’s principal financial officer, if Mr. Galvin is terminated without cause. At the Company’s option, up to fifty (50%) percent of the EBITDA performance bonuses may be paid in restricted stock units if then available for grant under the Company’s Incentive Plan.
HOLA Defendants [Member]
Commitments and Contingencies (Details) [Line Items]
Amount claimed							7
Teton [Member]
Commitments and Contingencies (Details) [Line Items]
Damage value												$ 2,100,000
Osang Healthcare Company Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Description of commitments						The Company has asserted that Osang materially breached a certain Managed Supply Agreement (“MSA”) entered into between the parties on October 12, 2020, pursuant to which the Company received on consignment two million (2,000,000) units of Osang’s “Genefinder Plus RealAmp Covid-19 PCR Test” (the “Covid-19 Test”) for domestic and international distribution. The Company has also asserted that Osang breached the covenant of good faith and fair dealing, fraudulently induced it to enter into the MSA, and violated §349 of the New York General Business Law’s prohibition of deceptive business practices.
Shaw Stockholders [Member] | Settlement Agreement [Member] | Pending Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Number of shareholders			2
Expiration period of irrevocable proxy	3 months
Amount paid	$10,000
Expiration date of the irrevocable proxies	45 days
HOLA Defendants [Member]
Commitments and Contingencies (Details) [Line Items]
Amount claimed								7
Osang Healthcare Company Ltd [Member]
Commitments and Contingencies (Details) [Line Items]
Description of commitments					The Company has asserted that Osang materially breached a certain Managed Supply Agreement (“MSA”) entered into between the parties on October 12, 2020, pursuant to which the Company received on consignment two million (2,000,000) units of Osang’s “Genefinder Plus RealAmp Covid-19 PCR Test” (the “Covid-19 Test”) for domestic and international distribution. The Company has also asserted that Osang breached the covenant of good faith and fair dealing, fraudulently induced it to enter into the MSA, and violated §349 of the New York General Business Law’s prohibition of deceptive business practices.
Osang Healthcare Company Ltd [Member] | EDI International, PC [Member]
Commitments and Contingencies (Details) [Line Items]
Damage value				$ 67,125.83
Chief Executive Officer [Member] | Employment Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Payment of base annual salary																			$ 750,000		$ 500,000
Chief Financial Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary		$ 250,000
Percentage of base salary		20.00%
Chief Financial Officer [Member] | Employment Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Adjusted salary																				$ 300,000
Restricted Stock Units (RSUs) [Member]
Commitments and Contingencies (Details) [Line Items]
Award grants (in Shares) | shares		60,000																1,125,000
Vesting period		18 years